Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits

Current:
	December 31, 2016	December 31, 2015
Prepaid insurance and deposits	$565	$625
Prepaid lease payments	986	1,057
	$1,551	$1,682